Vanguard S&P Mid-Cap 400 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (1.9%)
	Cable One Inc.	6,442	12,155
	New York Times Co. Class A	184,267	7,229
	TEGNA Inc.	278,024	3,259
	World Wrestling Entertainment Inc. Class A	60,818	2,814
	TripAdvisor Inc.	134,611	2,595
	Telephone & Data Systems Inc.	125,201	2,565
	John Wiley & Sons Inc. Class A	56,075	2,254
	Cinemark Holdings Inc.	136,650	2,054
*	Yelp Inc. Class A	81,966	1,782
*	AMC Networks Inc. Class A	56,656	1,602
			38,309
Consumer Discretionary (13.4%)
	Pool Corp.	51,323	13,807
*	Etsy Inc.	151,886	12,300
	Service Corp. International	234,297	9,238
	Gentex Corp.	324,249	8,573
	Williams-Sonoma Inc.	99,490	8,279
*	Caesars Entertainment Corp.	715,429	8,149
	Lear Corp.	70,535	7,480
*	Five Below Inc.	71,365	7,468
	Dunkin' Brands Group Inc.	106,195	6,783
*	Grubhub Inc.	117,224	6,651
*	Deckers Outdoor Corp.	35,863	6,546
	Polaris Inc.	73,710	6,438
*,1	Ollie's Bargain Outlet Holdings Inc.	70,100	6,411
	Thor Industries Inc.	70,756	6,099
*	Grand Canyon Education Inc.	61,817	6,033
	Churchill Downs Inc.	45,443	6,029
*	Helen of Troy Ltd.	32,259	5,869
	Brunswick Corp.	104,570	5,752
	Wyndham Hotels & Resorts Inc.	121,999	5,603
*	Skechers U.S.A. Inc. Class A	171,675	5,377
*,1	Penn National Gaming Inc.	161,450	5,297
	Wendy's Co.	235,907	5,015
	Toll Brothers Inc.	154,756	5,000
	Carter's Inc.	56,592	4,862
*	RH	20,943	4,542
	Texas Roadhouse Inc. Class A	83,634	4,336
	Marriott Vacations Worldwide Corp.	47,964	4,309
*	Murphy USA Inc.	37,065	4,303
*	Mattel Inc.	444,437	4,093

		Shares	Market Value ($000)
	Foot Locker Inc.	137,215	3,801
*	Tempur Sealy International Inc.	58,248	3,800
	Wyndham Destinations Inc.	116,274	3,698
	KB Home	109,834	3,633
	Cracker Barrel Old Country Store Inc.	30,842	3,304
	Choice Hotels International Inc.	40,716	3,291
*	Taylor Morrison Home Corp. Class A	169,571	3,278
	Aaron's Inc.	86,083	3,177
*	AutoNation Inc.	75,480	2,980
*,1	Eldorado Resorts Inc.	83,713	2,968
	Dick's Sporting Goods Inc.	81,465	2,938
	Columbia Sportswear Co.	37,198	2,718
*	Visteon Corp.	35,796	2,577
*	TRI Pointe Group Inc.	178,172	2,551
	Dana Inc.	184,486	2,332
	Six Flags Entertainment Corp.	100,632	2,313
*	Adtalem Global Education Inc.	69,085	2,312
	Goodyear Tire & Rubber Co.	298,728	2,273
	Papa John's International Inc.	28,319	2,206
	Boyd Gaming Corp.	102,597	2,194
	Jack in the Box Inc.	30,320	2,032
	Graham Holdings Co. Class B	5,576	1,997
*	Sally Beauty Holdings Inc.	149,405	1,948
*	Adient plc	111,772	1,901
	American Eagle Outfitters Inc.	203,597	1,865
*	Urban Outfitters Inc.	90,425	1,532
*	WW International Inc.	59,656	1,426
*	Delphi Technologies plc	110,430	1,422
	Brinker International Inc.	47,846	1,261
[1]	Bed Bath & Beyond Inc.	161,799	1,176
	Cheesecake Factory Inc.	52,542	1,129
*	Scientific Games Corp.	69,465	1,093
[1]	Dillard's Inc. Class A	12,659	380
			268,148
Consumer Staples (3.7%)
	Casey's General Stores Inc.	47,152	7,532
*	Post Holdings Inc.	85,216	7,419
	Ingredion Inc.	85,593	7,209
*	Boston Beer Co. Inc. Class A	11,814	6,672
	Flowers Foods Inc.	246,768	5,821
*	BJ's Wholesale Club Holdings Inc.	156,601	5,638
*	Darling Ingredients Inc.	209,881	4,892
	Lancaster Colony Corp.	25,372	3,894
*	Sprouts Farmers Market Inc.	151,436	3,805
*	TreeHouse Foods Inc.	72,065	3,798
	Energizer Holdings Inc.	82,471	3,619
	Sanderson Farms Inc.	25,276	3,337
*	Hain Celestial Group Inc.	102,946	3,241
	Nu Skin Enterprises Inc. Class A	71,144	2,645
*	Edgewell Personal Care Co.	69,596	2,117
*	Pilgrim's Pride Corp.	66,972	1,384
[1]	Tootsie Roll Industries Inc.	22,033	785
			73,808
Energy (1.3%)
	EQT Corp.	327,675	4,371
	Cimarex Energy Co.	130,478	3,429
*	WPX Energy Inc.	533,001	3,022

		Shares	Market Value ($000)
*	CNX Resources Corp.	238,852	2,434
[1]	Murphy Oil Corp.	191,161	2,284
[1]	Equitrans Midstream Corp.	265,014	2,144
	World Fuel Services Corp.	83,963	2,139
	Antero Midstream Corp.	380,999	1,821
	PBF Energy Inc. Class A	130,637	1,387
*	Matador Resources Co.	140,914	1,105
*,1	Transocean Ltd.	734,623	977
*,1	Apergy Corp.	99,493	903
	Patterson-UTI Energy Inc.	750	3
			26,019
Financials (14.8%)
	FactSet Research Systems Inc.	48,640	14,957
	Brown & Brown Inc.	299,763	12,050
	RenaissanceRe Holdings Ltd.	56,609	9,502
	Alleghany Corp.	18,450	9,467
	SEI Investments Co.	161,802	8,773
	Commerce Bancshares Inc.	132,945	8,473
	Prosperity Bancshares Inc.	121,016	7,913
	Reinsurance Group of America Inc.	80,264	7,284
	First American Financial Corp.	144,007	7,271
	Signature Bank	69,211	7,122
	East West Bancorp Inc.	186,677	6,524
	Primerica Inc.	53,021	6,025
	New York Community Bancorp Inc.	599,071	6,021
	American Financial Group Inc.	95,952	5,780
	Old Republic International Corp.	365,790	5,703
	TCF Financial Corp.	196,650	5,687
	Cullen/Frost Bankers Inc.	72,986	5,545
	First Financial Bankshares Inc.	174,135	5,335
	Eaton Vance Corp.	145,042	5,229
	Legg Mason Inc.	104,594	5,212
	Kemper Corp.	80,307	5,091
	Hanover Insurance Group Inc.	50,498	5,067
	United Bankshares Inc.	162,707	4,732
	Jefferies Financial Group Inc.	306,634	4,492
	Essent Group Ltd.	132,408	4,376
	Janus Henderson Group plc	199,475	4,301
	Affiliated Managers Group Inc.	63,163	4,208
	Stifel Financial Corp.	87,647	4,182
	Interactive Brokers Group Inc. Class A	98,382	4,166
*	Brighthouse Financial Inc.	140,072	4,162
	SLM Corp.	541,199	4,102
	RLI Corp.	51,147	4,039
	Valley National Bancorp	502,173	4,007
	Selective Insurance Group Inc.	76,138	3,993
	FirstCash Inc.	54,710	3,817
	First Horizon National Corp.	398,929	3,730
	Pinnacle Financial Partners Inc.	92,264	3,677
	Synovus Financial Corp.	187,864	3,605
	Bank OZK	154,961	3,485
	Webster Financial Corp.	117,980	3,339
	Bank of Hawaii Corp.	51,622	3,321
	Umpqua Holdings Corp.	282,286	3,215
	Sterling Bancorp	259,046	3,186
	Wintrust Financial Corp.	73,161	3,099
	FNB Corp.	416,555	3,087
	Home BancShares Inc.	198,888	2,878

		Shares	Market Value ($000)
	Associated Banc-Corp	204,256	2,862
	UMB Financial Corp.	55,344	2,838
	CNO Financial Group Inc.	193,654	2,779
	Evercore Inc. Class A	50,087	2,760
	BancorpSouth Bank	122,918	2,732
	Federated Hermes Inc. Class B	123,112	2,726
	PacWest Bancorp	153,565	2,658
	Cathay General Bancorp	96,967	2,637
	Washington Federal Inc.	100,355	2,595
*,1	LendingTree Inc.	9,825	2,555
	Hancock Whitney Corp.	111,597	2,413
	Fulton Financial Corp.	210,015	2,354
	International Bancshares Corp.	73,562	2,264
	CIT Group Inc.	121,649	2,207
*	Genworth Financial Inc. Class A	646,128	1,971
	Trustmark Corp.	82,493	1,963
*	Texas Capital Bancshares Inc.	64,607	1,729
	Navient Corp.	218,141	1,623
	Mercury General Corp.	34,746	1,398
			296,294
Health Care (11.7%)
*	Catalent Inc.	198,370	15,419
*	Masimo Corp.	62,887	15,105
*	Molina Healthcare Inc.	80,371	14,935
*	Bio-Rad Laboratories Inc. Class A	27,697	13,608
	Bio-Techne Corp.	48,853	12,936
*	Charles River Laboratories International Inc.	62,604	11,247
	Chemed Corp.	20,520	9,819
*	Exelixis Inc.	389,465	9,624
	Encompass Health Corp.	126,389	9,258
	Hill-Rom Holdings Inc.	85,579	8,701
*	PRA Health Sciences Inc.	81,073	8,391
*	Amedisys Inc.	41,343	7,940
*	Repligen Corp.	60,056	7,866
*	Haemonetics Corp.	64,966	7,126
*	Penumbra Inc.	41,173	7,099
*	United Therapeutics Corp.	56,244	6,634
*	LHC Group Inc.	37,966	6,170
*	HealthEquity Inc.	90,852	5,630
*	Globus Medical Inc. Class A	98,666	5,392
*	ICU Medical Inc.	24,644	4,919
*	Nektar Therapeutics Class A	225,492	4,893
*	Syneos Health Inc.	79,833	4,869
*	Integra LifeSciences Holdings Corp.	91,354	4,761
*	Arrowhead Pharmaceuticals Inc.	128,314	4,137
*	NuVasive Inc.	66,751	4,045
*	LivaNova plc	62,041	3,319
*	Acadia Healthcare Co. Inc.	113,534	3,248
*	Tenet Healthcare Corp.	133,177	2,898
*	Prestige Consumer Healthcare Inc.	64,363	2,716
	Patterson Cos. Inc.	110,581	2,177
*,1	Ligand Pharmaceuticals Inc.	21,196	2,153
	Cantel Medical Corp.	48,083	2,023
*	Avanos Medical Inc.	61,434	1,785
*	MEDNAX Inc.	108,190	1,680
*	Allscripts Healthcare Solutions Inc.	207,420	1,311
			233,834

		Shares	Market Value ($000)
Industrials (16.0%)
*	Teledyne Technologies Inc.	46,750	17,490
	Nordson Corp.	65,588	12,353
	Graco Inc.	213,785	10,307
	Toro Co.	136,648	9,712
	Lennox International Inc.	44,947	9,611
*	XPO Logistics Inc.	118,320	9,325
*	Trex Co. Inc.	74,779	8,982
*	Generac Holdings Inc.	80,168	8,920
	Carlisle Cos. Inc.	72,649	8,708
	Hubbell Inc. Class B	69,717	8,535
*	AECOM	201,357	7,807
	Donaldson Co. Inc.	162,233	7,698
	Watsco Inc.	41,851	7,446
	Owens Corning	139,449	7,321
	Knight-Swift Transportation Holdings Inc. Class A	157,512	6,554
	ITT Inc.	112,420	6,487
	Lincoln Electric Holdings Inc.	78,387	6,441
*	Stericycle Inc.	116,808	6,405
*	Mercury Systems Inc.	71,189	6,361
	Oshkosh Corp.	87,240	6,266
	Landstar System Inc.	50,605	5,883
*	FTI Consulting Inc.	48,237	5,811
*	Axon Enterprise Inc.	76,066	5,778
	Tetra Tech Inc.	69,970	5,521
	Curtiss-Wright Corp.	54,727	5,489
	MSA Safety Inc.	45,684	5,434
	ManpowerGroup Inc.	75,583	5,226
	CoreLogic Inc.	101,940	5,052
	Woodward Inc.	72,284	4,957
	EMCOR Group Inc.	71,978	4,574
	AGCO Corp.	80,353	4,438
	Acuity Brands Inc.	50,790	4,376
	Regal Beloit Corp.	52,480	4,174
*	ASGN Inc.	67,681	4,168
	MSC Industrial Direct Co. Inc. Class A	57,743	4,004
*	Kirby Corp.	76,847	3,941
*	Clean Harbors Inc.	65,814	3,909
*	JetBlue Airways Corp.	370,146	3,727
	Timken Co.	86,905	3,697
	nVent Electric plc	199,483	3,656
	Crane Co.	65,358	3,642
	EnerSys	54,203	3,431
	Valmont Industries Inc.	27,589	3,145
*	MasTec Inc.	77,297	3,026
*	Colfax Corp.	107,169	3,007
	Kennametal Inc.	106,204	2,946
	GATX Corp.	44,986	2,822
	Werner Enterprises Inc.	56,703	2,621
	Brink's Co.	64,088	2,570
	Trinity Industries Inc.	125,662	2,509
	Insperity Inc.	48,137	2,495
	KAR Auction Services Inc.	164,730	2,364
	Ryder System Inc.	68,174	2,336
	Healthcare Services Group Inc.	95,200	2,277
	Fluor Corp.	179,963	2,089
	Herman Miller Inc.	75,713	1,743
*	Dycom Industries Inc.	40,406	1,701

		Shares	Market Value ($000)
*,1	Avis Budget Group Inc.	72,713	1,565
	HNI Corp.	55,082	1,403
	Terex Corp.	84,357	1,326
	Deluxe Corp.	53,912	1,258
*	Resideo Technologies Inc.	157,477	1,112
*	NOW Inc.	139,638	1,040
			318,972
Information Technology (16.8%)
*	Tyler Technologies Inc.	49,974	18,756
*	Fair Isaac Corp.	37,125	14,948
	Teradyne Inc.	214,818	14,397
*	Trimble Inc.	319,357	12,493
	Cognex Corp.	219,062	12,430
*	Ciena Corp.	198,305	10,958
	Monolithic Power Systems Inc.	51,785	10,862
*	PTC Inc.	133,247	10,177
*	Ceridian HCM Holding Inc.	129,188	8,897
*	SolarEdge Technologies Inc.	62,313	8,842
*	WEX Inc.	55,493	8,217
*	CACI International Inc. Class A	32,101	8,050
	Universal Display Corp.	54,352	7,968
	MKS Instruments Inc.	69,874	7,381
*	Cree Inc.	138,067	7,275
*	Lumentum Holdings Inc.	98,961	7,256
*	Manhattan Associates Inc.	81,912	7,241
*	Arrow Electronics Inc.	104,410	7,213
*	Tech Data Corp.	45,409	6,187
	CDK Global Inc.	155,620	6,117
*	Paylocity Holding Corp.	45,959	5,975
*	Enphase Energy Inc.	101,973	5,934
	MAXIMUS Inc.	82,016	5,907
	National Instruments Corp.	151,201	5,854
	SYNNEX Corp.	52,377	5,586
	Science Applications International Corp.	62,898	5,538
	Cabot Microelectronics Corp.	37,307	5,404
*	Cirrus Logic Inc.	74,091	5,370
	Jabil Inc.	178,092	5,329
*	II-VI Inc.	111,794	5,314
	LogMeIn Inc.	62,576	5,313
*	Silicon Laboratories Inc.	55,597	5,207
	Littelfuse Inc.	31,224	5,074
*	J2 Global Inc.	59,342	4,646
*	First Solar Inc.	97,287	4,536
*	Semtech Corp.	84,917	4,516
*	Coherent Inc.	30,959	4,496
*	LiveRamp Holdings Inc.	86,777	4,376
	KBR Inc.	181,660	4,260
*	ACI Worldwide Inc.	148,180	4,087
	Perspecta Inc.	176,266	3,908
	Blackbaud Inc.	63,047	3,695
	Avnet Inc.	129,423	3,525
*	ViaSat Inc.	73,938	3,105
*	Teradata Corp.	144,211	3,088
*	NCR Corp.	163,568	2,952
	Vishay Intertechnology Inc.	169,584	2,757
*	Synaptics Inc.	42,858	2,731
	Sabre Corp.	350,630	2,444
*	NetScout Systems Inc.	84,433	2,319

		Shares	Market Value ($000)
	InterDigital Inc.	39,826	2,189
*	CommVault Systems Inc.	54,000	2,185
	Belden Inc.	49,531	1,686
			334,971
Materials (6.0%)
	RPM International Inc.	166,241	12,432
	Royal Gold Inc.	84,077	11,199
	AptarGroup Inc.	81,945	9,128
	Reliance Steel & Aluminum Co.	85,439	8,288
	Steel Dynamics Inc.	276,160	7,335
	Scotts Miracle-Gro Co.	50,791	7,241
	Sonoco Products Co.	128,305	6,647
	Ashland Global Holdings Inc.	77,217	5,186
	Valvoline Inc.	241,529	4,432
	NewMarket Corp.	9,467	4,129
	Eagle Materials Inc.	53,367	3,563
	Louisiana-Pacific Corp.	150,563	3,555
	Silgan Holdings Inc.	99,355	3,322
	PolyOne Corp.	115,669	2,866
*	Ingevity Corp.	53,607	2,823
	Chemours Co.	209,537	2,747
	Sensient Technologies Corp.	54,199	2,716
	Commercial Metals Co.	151,964	2,608
	Cabot Corp.	72,954	2,606
	Olin Corp.	204,362	2,458
	Minerals Technologies Inc.	44,684	2,203
	Compass Minerals International Inc.	43,518	2,097
[1]	United States Steel Corp.	217,912	1,752
	O-I Glass Inc.	199,484	1,528
	Domtar Corp.	73,407	1,498
	Carpenter Technology Corp.	61,231	1,431
	Worthington Industries Inc.	47,278	1,415
*	Allegheny Technologies Inc.	161,614	1,403
	Greif Inc. Class A	33,783	1,148
			119,756
Real Estate (9.6%)
	Medical Properties Trust Inc.	663,295	11,992
	Camden Property Trust	124,129	11,367
	CyrusOne Inc.	145,103	10,787
	Omega Healthcare Investors Inc.	280,089	8,722
	Lamar Advertising Co. Class A	110,257	7,310
	Kilroy Realty Corp.	125,021	7,141
	National Retail Properties Inc.	220,021	6,907
	Jones Lang LaSalle Inc.	66,061	6,765
	CoreSite Realty Corp.	51,666	6,449
	Douglas Emmett Inc.	211,290	6,204
	First Industrial Realty Trust Inc.	162,734	6,164
	Cousins Properties Inc.	188,132	5,855
	Life Storage Inc.	59,801	5,829
	EastGroup Properties Inc.	49,234	5,723
	American Campus Communities Inc.	176,145	5,690
	STORE Capital Corp. Class A	273,893	5,297
	Healthcare Realty Trust Inc.	171,436	5,263
	Highwoods Properties Inc.	132,991	5,090
	Hudson Pacific Properties Inc.	198,154	4,789
	JBG SMITH Properties	151,309	4,498
	Physicians Realty Trust	252,574	4,362

			Shares	Market Value ($000)
		Brixmor Property Group Inc.	381,817	4,261
		Rayonier Inc.	177,485	4,215
		Spirit Realty Capital Inc.	127,839	3,635
		Corporate Office Properties Trust	143,662	3,587
		Sabra Health Care REIT Inc.	263,137	3,542
		PS Business Parks Inc.	25,675	3,431
		Taubman Centers Inc.	78,472	3,244
		EPR Properties	100,584	3,175
		Park Hotels & Resorts Inc.	306,874	3,017
		PotlatchDeltic Corp.	86,161	2,929
		Weingarten Realty Investors	155,045	2,772
		Pebblebrook Hotel Trust	167,936	2,294
		GEO Group Inc.	155,456	1,862
		CoreCivic Inc.	152,889	1,839
		Mack-Cali Realty Corp.	116,065	1,765
		Urban Edge Properties	147,643	1,440
		Service Properties Trust	211,632	1,429
[1]		Macerich Co.	140,592	957
		Diversified Healthcare Trust	918	3
				191,601
Utilities (4.4%)
		Essential Utilities Inc.	276,686	12,108
		UGI Corp.	267,922	8,531
		OGE Energy Corp.	256,616	8,037
		IDACORP Inc.	64,604	6,023
		ONE Gas Inc.	67,595	5,676
		MDU Resources Group Inc.	256,869	5,589
		Hawaiian Electric Industries Inc.	139,689	5,512
		Southwest Gas Holdings Inc.	70,028	5,319
		Black Hills Corp.	78,777	4,861
		Spire Inc.	65,348	4,765
		National Fuel Gas Co.	110,654	4,644
		New Jersey Resources Corp.	122,410	4,299
		PNM Resources Inc.	102,108	4,168
		ALLETE Inc.	66,229	3,890
		NorthWestern Corp.	64,667	3,888
				87,310
Total Common Stocks (Cost $2,070,711)				1,989,022
		Coupon
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[2,3]	Vanguard Market Liquidity Fund	0.307%	209,809	20,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill	0.116%	9/29/20	450	450
Total Temporary Cash Investments (Cost $21,427)					21,431
Total Investments (100.7%) (Cost $2,092,138)					2,010,453
Other Assets and Liabilities-Net (-0.7%)[3,4]					(14,659)
Net Assets (100.0%)					1,995,794
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,294,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $19,641,000 was received for securities on loan, of which $17,480,000 is held in Vanguard Market Liquidity Fund and $2,161,000 is held in cash.
4	Securities with a value of $450,000 and cash of $67,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2020	34	5,992	907

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,989,022	—	—	1,989,022
Temporary Cash Investments	20,981	450	—	21,431
Total	2,010,003	450	—	2,010,453

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	34	—	—	34
1	Represents variation margin on the last day of the reporting period.